UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.R. Herzig & Co. Inc.
Address: 1 Expressway Plaza, Suite 200
         Roslyn Heights, NY  11577

13F File Number:  028-12072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Pesner
Title:     Chief Financial Officer
Phone:     516-621-0200

Signature, Place, and Date of Signing:

   /s/ Arthur Pesner     Roslyn Heights, NY     April 19, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $59,415 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMICUS THERAPEUTICS INC        COM              03152W109      432    61000 SH       SOLE                        0        0    61000
BRISTOL MYERS SQUIBB CO        COM              110122108     3642   137803 SH       SOLE                        0        0   137803
BUNGE LIMITED                  COM              G16962105     1758    24300 SH       SOLE                        0        0    24300
CALPINE CORP                   COM NEW          131347304     2493   157100 SH       SOLE                        0        0   157100
CROSS TIMBERS RTY TR           TR UNIT          22757R109      891    18865 SH       SOLE                        0        0    18865
DELL INC                       COM              24702R101     1657   114200 SH       SOLE                        0        0   114200
EXXON MOBIL CORP               COM              30231G102      533     6333 SH       SOLE                        0        0     6333
FIDELITY NATIONAL FINANCIAL    CL A             31620R105     2218   156937 SH       SOLE                    10000        0   146937
FIFTH THIRD BANCORP            COM              316773100      154    11060 SH       SOLE                        0        0    11060
GENERAL DYNAMICS CORP          COM              369550108     1591    20787 SH       SOLE                        0        0    20787
GENERAL ELECTRIC CO            COM              369604103     1787    89115 SH       SOLE                        0        0    89115
GERON CORP                     COM              374163103     2262   447917 SH       SOLE                    45000        0   402917
HEALTHCARE RLTY TR             COM              421946104      998    43966 SH       SOLE                        0        0    43966
HUGOTON RTY TR TEX             UNIT BEN INT     444717102      382    16070 SH       SOLE                        0        0    16070
INTEL CORP                     COM              458140100     2588   128327 SH       SOLE                        0        0   128327
JAPAN SMALLER CAPTLZTN FD IN   COM              47109U104       96    10500 SH       SOLE                        0        0    10500
JEFFERIES GROUP INC NEW        COM              472319102     2222    89100 SH       SOLE                        0        0    89100
LEUCADIA NATL CORP             COM              527288104     1926    51300 SH       SOLE                        0        0    51300
M D C HLDGS INC                COM              552676108      484    19100 SH       SOLE                        0        0    19100
MICROSOFT CORP                 COM              594918104     1964    77435 SH       SOLE                        0        0    77435
MITSUBISHI UFJ FINL GROUP IN   SPONSORED ADR    606822104     1929   419260 SH       SOLE                    20000        0   399260
NETFLIX INC                    COM              64110L106      249     1050 SH       SOLE                        0        0     1050
NEWMONT MINING CORP            COM              651639106     1932    35400 SH       SOLE                        0        0    35400
NVIDIA CORP                    COM              67066G104     1497    81100 SH       SOLE                        0        0    81100
OWENS ILL INC                  COM NEW          690768403      242     8000 SH       SOLE                        0        0     8000
PFIZER INC                     COM              717081103      325    16000 SH       SOLE                        0        0    16000
PICO HLDGS INC                 COM NEW          693366205     2869    95433 SH       SOLE                     2000        0    93433
PLUM CREEK TIMBER CO INC       COM              729251108      440    10100 SH       SOLE                        0        0    10100
PULTE GROUP INC                COM              745867101     2252   304299 SH       SOLE                    10000        0   294299
QUALCOMM INC                   COM              747525103     2033    37075 SH       SOLE                        0        0    37075
REDWOOD TR INC                 COM              758075402     2307   148346 SH       SOLE                    10000        0   138346
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105      527    19136 SH       SOLE                        0        0    19136
SATCON TECHNOLOGY CORP         COM              803893106      336    87100 SH       SOLE                    40000        0    47100
SENECA FOODS CORP NEW          CL B             817070105     2327    78389 SH       SOLE                     4149        0    74240
SENECA FOODS CORP NEW          CL A             817070501     3653   122286 SH       SOLE                    28700        0    93586
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104      220     3900 SH       SOLE                        0        0     3900
TESSERA TECHNOLOGIES INC       COM              88164L100     1375    75300 SH       SOLE                     7000        0    68300
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      850    16935 SH       SOLE                        0        0    16935
VISTA GOLD CORP                COM NEW          927926303      941   235163 SH       SOLE                     9997        0   225166
WAL MART STORES INC            COM              931142103     2962    56912 SH       SOLE                        0        0    56912
WINN DIXIE STORES INC          COM NEW          974280307       71    10000 SH       SOLE                        0        0    10000